Restatement of Previously Issued Financial Statements (Details) - Schedule of revision on the company's financial statement - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 19, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption	$ 207,000,000				$ 0
Class A common stock
Additional paid-in capital	0				24,482
Accumulated Deficit	(16,112,484)				(2,528)
Total Stockholders' Equity (Deficit)	$ (16,111,966)	$ (14,585,404)	$ (11,560,968)		$ 22,472	$ 24,122
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption		187,414,590	190,439,030	$ 188,080,750
Class A common stock		196	166	189
Additional paid-in capital		6,983,457	3,959,047	6,323,303
Accumulated Deficit		(1,984,165)	1,040,271	(51,506)
Total Stockholders' Equity (Deficit)		5,000,006	5,000,002	6,272,504
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption		19,585,410	16,560,970	18,919,250
Class A common stock		(196)	(166)	(189)
Additional paid-in capital		(6,983,457)	(3,959,047)	(6,323,303)
Accumulated Deficit		(12,601,757)	(12,601,757)	(12,595,758)
Total Stockholders' Equity (Deficit)		(19,585,410)	(16,560,970)	(18,919,250)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption		207,000,000	207,000,000	207,000,000
Class A common stock
Additional paid-in capital
Accumulated Deficit		(14,585,922)	(11,561,486)	(12,647,264)
Total Stockholders' Equity (Deficit)		$ (14,585,404)	$ (11,560,968)	$ (12,646,746)